Derivative Warrants - Summary of Derivative Warrants (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Balance, beginning of year	$ 4,400	$ 11,002
Change in fair value recognized in profit or loss	(4,374)	(6,602)
Balance, end of year	$ 26	$ 4,400